Transfers of Financial Assets (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Retained interest [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	$ 1	$ 1
US residential mortgages originated by bank [member] | Servicing rights [member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Fair value of financial assets the Bank has continuing involvement	139	133
Carrying value of assets the Bank has continuing involvement	75	81
Gain or loss on sale of the loans	$ (25)	$ (3)